STOCK-BASED COMPENSATION EXPENSE - Schedule of RSUs (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Time-Based Restricted Stock Units
Number of RSUs
Non-vested RSUs at beginning of period (in shares)	5,026,531	0
Granted (in shares)	6,691,926	5,287,795
Released (in shares)	1,268,227	194,306
Cancelled (in shares)	504,968	66,958
Non-vested RSUs at end of period (in shares)	9,945,262	5,026,531
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period (in dollars per share)	$ 31.2	$ 0
Granted (in dollars per share)		31.5
Released (in dollars per share)		43.3
Cancelled (in dollars per share)		24.9
Non-vested at end of period (in dollars per share)		$ 31.2
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Non-vested RSUs at beginning of period (in shares)	5,026,531	0
Grants in period (in shares)	6,691,926	5,287,795
Released (in shares)	1,268,227	194,306
Cancelled (in shares)	504,968	66,958
Non-vested RSUs at end of period (in shares)	9,945,262	5,026,531
Market Based RSUs
Number of RSUs
Non-vested RSUs at beginning of period (in shares)	13,317,712	0
Granted (in shares)	0	18,176,712
Released (in shares)	0	0
Cancelled (in shares)	0	4,859,000
Non-vested RSUs at end of period (in shares)	13,317,712	13,317,712
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period (in dollars per share)	$ 26.0	$ 0
Granted (in dollars per share)		26.7
Released (in dollars per share)		0
Cancelled (in dollars per share)		28.5
Non-vested at end of period (in dollars per share)		$ 26.0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Non-vested RSUs at beginning of period (in shares)	13,317,712	0
Grants in period (in shares)	0	18,176,712
Released (in shares)	0	0
Cancelled (in shares)	0	4,859,000
Non-vested RSUs at end of period (in shares)	13,317,712	13,317,712